Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Bank loans
Secured bank loans	$ 2,146,361	$ 1,075,904
Other loans	1,375,000
Short-term borrowings	3,521,361	1,075,904
Unused credit lines of short-term bank loans
US$	$ 268,533
Bottom of Range [Member]
Bank loans
Interest rate range	2.94%	2.94%
Top of Range [Member]
Bank loans
Interest rate range	3.44%	3.24%